Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Group’s Operations by Business Segment

The following table shows the Group’s operations by segment for the six months ended December 31, 2024 and 2025.

	Six months ended December 31, 2025
	Qingdao Maisi	Glyken Bird Nest	Zhongshen	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	2,003	1,135	-	-	3,138
Operating costs and expenses:
Cost of revenues	(1,862)	(811)	-	-	(2,673)
Payroll expense and employee benefit expenses	(240)	(367)	(206)	(1,455)	(2,268)
Share-based compensation	-	-	-	(6,600)	(6,600)
Depreciation and Amortization expense	(247)	(4,524)	(145)	-	(4,916)
Rental expense	(6)	(62)	-	-	(68)
Impairment loss	-	-	-	-	-
Others operating expenses	(263)	(243)	(83)	(4,825)	(5,414)
Total operating costs and expenses	(2,618)	(6,007)	(434)	(12,880)	(21,939)
Loss from operations	(615)	(4,872)	(434)	(12,880)	(18,801)

Interest (expense) income, net	(47)	1	-	-	(46)
Net gain (loss) from fair value change	-	1	-	(1,330)	(1,329)
Others, net	-	62	-	71	133
Loss before income taxes and share of loss of affiliates	(662)	(4,808)	(434)	(14,139)	(20,043)
Income tax benefit	12	1,083	-	-	1,095
Share of loss of affiliates	-	(2)	-	(1,223)	(1,225)
Net loss from continuing operations	(650)	(3,727)	(434)	(15,362)	(20,173)
	Six months ended December 31, 2024
	Qingdao Maisi	Glyken Bird Nest	Zhongshen	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	-	-	-	-	-
Operating costs and expenses:
Cost of revenues	-	-	-	-	-
Payroll expense and employee benefit expenses	-	-	-	(251)	(251)
Share-based compensation	-	-	-	(263)	(263)
Depreciation and Amortization expense	-	-	-	-	-
Rental expense	-	-	-	-	-
Impairment loss	-	-	-	-	-
Others operating expenses	-	-	-	(939)	(939)
Total operating costs and expenses	-	-	-	(1,453)	(1,453)
Loss from operations	-	-	-	(1,453)	(1,453)

Interest (expense) income, net	-	-	-	131	131
Net gain (loss) from fair value change	-	-	-	-	-
Others, net	-	-	-	(7)	(7)
Loss before income taxes and share of loss of affiliates	-	-	-	(1,329)	(1,329)
Income tax benefit	-	-	-	-	-
Share of loss of affiliates	-	-	-	-	-
Net loss from continuing operations	-	-	-	(1,329)	(1,329)

*	Other corporate expenses represent general and administrative expenses that cannot be allocated to segments for the six-month periods ended December 31, 2024 and 2025, respectively.